Deferred Financing and Leasing Costs	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Deferred Financing and Leasing Costs	DEFERRED FINANCING AND LEASING COSTS
Deferred financing and leasing costs were comprised of the following as of December 31, 2018 and 2017 (in thousands):

	December 31,
	2018	2017
Deferred financing costs	$19,598	$17,044
Deferred leasing costs	189,178	160,759
Market value intangible	18,071	18,802
Origination value intangible	96,529	90,116
	323,376	286,721
Accumulated amortization:
Deferred financing costs	13,217	11,002
Deferred leasing costs	81,291	65,935
Market value intangible	14,611	14,324
Origination value intangible	56,434	59,719
	165,553	150,980
Deferred financing and leasing costs, net	$157,823	$135,741

Amortization of deferred financing costs was $3.8 million, $3.8 million and $4.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Amortization of deferred leasing costs and origination value intangible was $30.0 million, $31.6 million and $37.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.
As of December 31, 2018, the remaining weighted-average amortization period was 2.1 years for market value intangible and 4.2 years for origination value intangible.
The table above includes market value intangible assets. There were also $11.2 million and $9.6 million of unamortized market value intangible liabilities as of December 31, 2018 and 2017, respectively. These liabilities are included as other liabilities in the accompanying consolidated balance sheets of the Company. Amortization of the aggregate asset and liability for market value intangible was income of $45,000 for the year ended December 31, 2018 and expense of $1.3 million and $1.6 million for the years ended December 31, 2017, and 2016, respectively. The amount for the year ended December 31, 2018 was an increase in rental revenue and the amounts for the years ended December 31, 2017 and 2016 were included as a decrease in rental revenue in the accompanying consolidated statements of comprehensive income.
The aggregate amortization of net market value intangible assets and liabilities is a decrease (increase) in rental revenue over the next five years and thereafter as follows (in thousands):

2019	$(435)
2020	(1,224)
2021	(1,128)
2022	(1,177)
2023	(638)
Thereafter	(3,121)
Total	$(7,723)

The aggregate amortization expense for origination value intangible asset for the next five years and thereafter is as follows (in thousands):

2019	$12,345
2020	7,674
2021	6,315
2022	4,063
2023	2,498
Thereafter	7,200
Total	$40,095